Fair Value Measurements - Schedule of Hybrid Model (Details) - Hybrid model [Member]	12 Months Ended
Dec. 31, 2023
Schedule of Hybrid Model [Line Items]
Expected volatility	44.87%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario	25.00%
Expected time to IPO (years)	9 months
Probability of liquidation events	75.00%
Expected time to liquidation (years)	2 years